UNCONSOLIDATED STRUCTURED ENTITIES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of unconsolidated structured entities [abstract]
Disclosure of interests in unconsolidated structured entities [text block]

			Grupo
			Aval’s managed
December 31, 2018	Securitizations		funds		Total

Grupo Aval’s interest-assets
Investments at fair value through profit or loss	Ps.	13,733	Ps.	2,181,725	Ps.	2,195,458
Other account receivables		—		34,431		34,431
Total assets in relation to the Grupo Aval’s interests in the unconsolidated structured entities		13,733		2,216,156		2,229,889
Grupo Aval’s maximum exposure (*)	Ps.	13,733	Ps.	2,216,156	Ps.	2,229,889

(*) Represent 1.35%, respectively of the Grupo Aval’s managed funds total assets.

			Grupo
			Aval’s managed
December 31, 2017	Securitizations		funds		Total

Grupo Aval’s interest-assets
Investments at fair value through profit or loss	Ps.	19,602	Ps.	3,030,499	Ps.	3,050,101
Other account receivables		—		37,606		37,606
Total assets in relation to the Grupo Aval’s interests in the unconsolidated structured entities		19,602		3,068,105		3,087,707
Grupo Aval’s maximum exposure (*)	Ps.	19,602	Ps.	3,068,105	Ps.	3,087,707

 (*) Represent 1.92%, respectively of the Grupo Aval’s managed funds total assets.